Equity Incentive Plan - Summary of Valuation Models of Fair Value of Stock Options Granted To Employees and Non-Employees Under 2019 Plan (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	16.00%		16.00%
Expected term (in years)	3 years 11 months 19 days		3 years 11 months 19 days
Dividend yield	0.00%		0.00%
Risk free interest rate	1.74%		1.74%
2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years	6 years
Dividend yield	0.00%	0.00%
2019 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	44.06%	37.63%
Risk free interest rate	0.70%	1.43%
2019 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	44.61%	41.24%
Risk free interest rate	1.00%	0.30%